Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jul. 12, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000006127
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
Account Value	$ 37,675	$ 39,326	$ 31,385	$ 29,297	$ 27,463	$ 26,009	$ 25,473	$ 24,273	$ 24,839	$ 27,483	$ 26,761	$ 24,058	$ 25,746	$ 22,790	$ 19,444	$ 21,239	$ 22,322	$ 24,731	$ 22,644	$ 20,761	$ 18,966	$ 20,058	$ 19,268	$ 19,980	$ 16,858	$ 18,921	$ 19,552	$ 19,319	$ 21,436	$ 21,243	$ 18,649	$ 20,713	$ 24,640	$ 31,885	$ 33,564	$ 33,365	$ 43,708	$ 49,685	$ 51,602	$ 48,532	$ 51,833	$ 51,156	$ 52,511	$ 47,172	$ 48,845	$ 46,552	$ 51,434	$ 48,336	$ 46,795	$ 46,590	$ 38,958	$ 40,525	$ 40,169	$ 37,076	$ 33,042	$ 29,811	$ 25,192	$ 20,744	$ 23,098	$ 23,024	$ 21,663	$ 21,734	$ 19,920	$ 19,791	$ 21,615	$ 22,735		$ 22,240	$ 20,616	$ 21,051	$ 20,393	$ 19,766	$ 18,421	$ 16,286	$ 17,834	$ 17,414	$ 19,370	$ 19,311	$ 17,629	$ 17,683	$ 17,079	$ 15,798	$ 15,671	$ 15,980	$ 15,785	$ 14,522	$ 14,303	$ 14,030	$ 13,177	$ 13,202	$ 12,897	$ 12,577	$ 12,716	$ 11,811	$ 11,327	$ 11,051	$ 10,860	$ 9,825	$ 10,017	$ 10,278	$ 10,668	$ 10,352	$ 10,304	$ 9,685	$ 9,759	$ 9,478	$ 9,504	$ 8,804	$ 9,207	$ 10,223	$ 10,383	$ 10,078	$ 9,495	$ 9,912	$ 10,664	$ 10,134	$ 10,047	$ 10,044	$ 9,888	$ 10,092	$ 9,370	$ 9,476
C000155915
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 35,329	36,877	29,431	27,473	25,753	24,390	23,887	22,761	23,292	25,771	25,094	22,560	24,143	21,371	18,233	19,916	20,932	23,191	21,234	19,468	17,785	18,827	18,092	18,779	15,866	17,799	18,409	18,206	20,206	20,046	17,607	19,564	23,297	30,154	31,769	31,587	41,407	47,096	48,940	46,067	49,223	48,606	49,926	44,875	46,496	44,335	49,017	46,084	44,644	44,475	37,210	38,738	38,422	35,485	31,646	28,566	24,161	19,907	22,174	22,121	20,818	20,903	19,168	19,059	20,829	21,917		21,455	19,899	20,326	19,709	19,112	17,818	15,764	17,276	16,876	18,784	18,735	17,119	17,179	16,607	15,372	15,257	15,565	15,384	14,161	13,958	13,696	12,875	12,910	12,618	12,312	12,456	11,579	11,110	10,845	10,667	9,655	9,852	10,116	10,507	10,201	10,162	9,557	9,639	9,367	9,398	8,712	9,115	10,127	10,291	9,994	9,424	9,840	10,596	10,078	9,997	10,000
C000006130
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 4,089,919	4,267,953	3,405,525	3,178,660	2,978,135	2,820,944	2,761,466	2,630,615	2,691,793	2,977,286	2,898,265	2,605,975	2,787,807	2,467,477	2,104,662	2,297,540	2,414,796	2,675,649	2,448,784	2,245,710	2,050,283	2,167,539	2,081,721	2,159,042	1,821,718	2,043,157	2,110,913	2,085,658	2,313,566	2,292,623	2,011,743	2,234,106	2,657,890	3,437,702	3,618,180	3,596,005	4,709,671	5,352,174	5,557,353	5,226,330	5,580,333	5,505,921	5,650,368	5,074,771	5,253,140	5,005,284	5,529,449	5,195,143	5,028,811	5,005,620	4,184,453	4,352,338	4,313,283	3,980,048	3,546,387	3,198,951	2,702,903	2,225,114	2,476,689	2,468,573	2,321,991	2,328,811	2,134,386	2,120,090	2,314,991	2,434,124		2,380,753	2,206,031	2,252,138	2,181,789	2,113,816	1,969,789	1,740,678	1,906,180	1,860,668	2,068,784	2,062,156	1,881,877	1,887,621	1,822,429	1,685,934	1,671,404	1,703,986	1,682,851	1,547,677	1,524,182	1,494,330	1,403,371	1,405,829	1,372,817	1,338,400	1,352,784	1,256,281	1,204,533	1,174,813	1,154,184	1,044,045	1,064,127	1,091,733	1,132,822	1,098,795	1,093,659	1,027,532	1,035,236	1,005,062	1,007,630	933,157	975,209	1,083,066	1,099,262	1,066,983	1,004,794	1,048,622	1,127,691	1,071,425	1,061,871	1,061,279	1,044,405	1,065,719	989,047	1,000,000
C000216311
Account Value [Line Items]
Line Graph and Table Measure Name	Class IR
Account Value	$ 8,397,367	8,763,839	6,992,552	6,526,153	6,114,625	5,790,546	5,667,088	5,399,595	5,524,768	6,109,481	5,946,584	5,346,439	5,718,529	5,061,798	4,317,618	4,713,714	4,952,057	5,487,044	5,022,360	4,603,973	4,204,448	4,444,506	4,267,892	4,423,929	3,732,905	4,188,205	4,326,772	4,274,341	4,741,223	4,697,531	4,122,043	4,577,690	5,444,043	7,041,927	7,410,190	7,362,752	9,642,235	10,955,788	11,375,372	10,696,046	11,418,662	11,265,481	11,560,743	10,381,914	10,745,996	10,238,722	11,309,881	10,625,005	10,283,123	10,236,057	8,554,757	8,897,607	8,816,270	8,135,719	7,249,253	6,537,816	5,523,682	4,547,643	5,061,402	5,043,899	4,743,262	4,758,080	4,358,428	4,328,430	4,726,147	4,969,034	$ 5,000,000
C000006129
Account Value [Line Items]
Line Graph and Table Measure Name	Class L
Account Value	$ 37,877	39,536	31,576	29,492	27,644	26,199	25,654	24,470	25,038	27,715	27,005	24,280	26,010	23,025	19,661	21,485	22,575	25,038	22,930	21,035	19,211	20,324	19,543	20,277	17,103	19,214	19,861	19,638	21,800	21,610	18,980	21,087	25,099	32,488	34,216	34,015	44,581	50,685	52,664	49,553	52,933	52,268	53,671	48,231	49,957	47,628	52,646	49,490	47,925	47,740	39,933	41,564	41,216	38,057	33,932	30,623	25,889	21,328	23,751	23,688	22,294	22,376	20,519	20,390	22,275	23,436		22,942	21,274	21,731	21,060	20,418	19,040	16,834	18,448	18,020	20,045	19,994	18,256	18,320	17,703	16,388	16,261	16,585	16,388	15,085	14,866	14,589	13,706	13,739	13,429	13,101	13,253	12,317	11,816	11,531	11,338	10,264	10,467	10,746	11,161	10,833	10,787	10,143	10,225	9,938	9,971	9,241	9,663	10,738	10,908	10,593	9,982	10,427	11,223	10,671	10,581	10,585	10,422	10,644	9,885	10,000
C000126925
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,563,460	21,461,095	17,123,304	15,984,001	14,975,506	14,182,214	13,882,619	13,224,355	13,532,389	14,967,067	14,570,421	13,097,766	14,009,208	12,397,306	10,578,640	11,544,938	12,131,468	13,439,557	12,300,254	11,274,881	10,300,144	10,886,674	10,452,051	10,840,258	9,143,962	10,259,938	10,600,504	10,471,642	11,616,067	11,508,681	10,100,394	11,214,137	13,337,306	17,252,283	18,154,323	18,037,733	23,621,790	26,840,735	27,868,875	26,205,306	27,975,234	27,601,613	28,324,311	25,436,246	26,328,028	25,084,442	27,707,972	26,030,767	25,193,529	25,077,783	20,960,535	21,800,170	21,602,907	19,933,752	17,761,322	16,018,826	13,532,797	11,142,871	12,399,795	12,359,331	11,623,386	11,657,341	10,711,444	10,640,145	11,619,315	12,213,471		11,933,029	11,059,249	11,286,834	10,935,973	10,594,594	9,873,906	8,724,123	9,554,248	9,324,981	10,369,908	10,334,636	9,433,001	9,459,455	9,134,199	8,448,805	8,376,311	8,538,872	8,431,230	7,754,623	7,637,661	7,486,836	7,030,857	7,043,133	6,878,279	6,704,656	6,776,489	6,292,828	6,032,664	5,882,503	5,779,485	5,227,727	5,328,002	5,465,892	5,671,123	5,501,166	5,473,908	5,143,614	5,180,492	5,029,775	5,042,602	4,670,620	4,880,661	5,417,790	5,500,305	5,336,095	5,026,906	5,244,374	5,640,845	5,359,765	5,312,038	5,309,080	5,223,307	5,329,784	4,946,761	5,000,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664		15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318		15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,260,361	3,363,157	3,153,381	3,176,709	3,112,328	3,046,020	2,990,431	2,900,635	2,769,771	2,897,255	2,806,718	2,662,591	2,633,405	2,500,760	2,287,459	2,349,747	2,467,274	2,515,839	2,428,776	2,273,527	2,264,715	2,240,841	2,182,483	2,234,714	2,090,721	2,220,753	2,110,589	1,950,626	2,149,993	2,233,339	2,041,783	2,228,191	2,231,182	2,451,154	2,374,146	2,435,494	2,587,747	2,489,706	2,528,189	2,368,050	2,479,291	2,410,547	2,370,461	2,313,415	2,302,902	2,190,009	2,114,229	2,050,147	2,059,307	1,970,651	1,756,917	1,795,673	1,863,526	1,737,643	1,644,276	1,607,525	1,525,921	1,347,463	1,562,308	1,701,625	1,703,486	1,655,680	1,595,050	1,561,437	1,534,505	1,566,437		1,543,493	1,442,198	1,541,982	1,482,773	1,461,433	1,411,782	1,300,182	1,433,607	1,405,458	1,517,171	1,514,664	1,463,277	1,416,276	1,407,074	1,368,443	1,363,261	1,391,188	1,444,429	1,372,105	1,358,527	1,318,490	1,290,333	1,259,613	1,257,191	1,233,926	1,222,890	1,210,501	1,197,805	1,196,991	1,154,069	1,132,748	1,111,068	1,063,475	1,086,993	1,085,287	1,082,526	1,041,203	1,039,067	1,020,804	1,014,517	947,787	948,092	1,004,788	1,025,843	1,020,188	945,507	973,886	1,036,456	1,019,406	1,036,751	1,022,607	1,018,003	1,028,458	972,168	1,000,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,316,267	10,641,529	9,977,766	10,051,581	9,847,869	9,638,061	9,462,169	9,178,041	8,763,969	9,167,348	8,880,874	8,424,834	8,332,487	7,912,779	7,237,861	7,434,951	7,806,823	7,960,491	7,685,008	7,193,778	7,165,897	7,090,354	6,905,701	7,070,969	6,615,352	7,026,795	6,678,217	6,172,070	6,802,897	7,066,618	6,460,507	7,050,328	7,059,793	7,755,818	7,512,152	7,706,267	8,188,019	7,877,801	7,999,565	7,492,864	7,844,846	7,627,331	7,500,493	7,319,990	7,286,726	6,929,515	6,689,736	6,486,971	6,515,954	6,235,434	5,559,146	5,681,777	5,896,473	5,498,162	5,202,734	5,086,448	4,828,241	4,263,573	4,943,375	5,384,197	5,390,084	5,238,819	5,046,975	4,940,619	4,855,402	5,000,000	5,000,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664		15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,301,804	16,815,783	15,766,903	15,883,545	15,561,639	15,230,100	14,952,155	14,503,174	13,848,856	14,486,277	14,033,590	13,312,953	13,167,027	12,503,802	11,437,294	11,748,737	12,336,371	12,579,197	12,143,878	11,367,634	11,323,577	11,204,203	10,912,414	11,173,571	10,453,603	11,103,767	10,552,943	9,753,128	10,749,963	11,166,696	10,208,916	11,140,954	11,155,911	12,255,772	11,870,730	12,177,472	12,938,737	12,448,531	12,640,943	11,840,251	12,396,454	12,052,736	11,852,307	11,567,075	11,514,512	10,950,046	10,571,145	10,250,736	10,296,534	9,853,255	8,784,583	8,978,365	9,317,629	8,688,216	8,221,379	8,037,624	7,629,604	6,737,313	7,811,539	8,508,127	8,517,431	8,278,402	7,975,248	7,807,184	7,672,525	7,832,186		7,717,466	7,210,990	7,709,912	7,413,863	7,307,165	7,058,910	6,500,910	7,168,035	7,027,288	7,585,855	7,573,319	7,316,384	7,081,382	7,035,372	6,842,214	6,816,307	6,955,941	7,222,147	6,860,525	6,792,633	6,592,452	6,451,663	6,298,067	6,285,956	6,169,628	6,114,448	6,052,507	5,989,025	5,984,953	5,770,345	5,663,742	5,555,340	5,317,376	5,434,965	5,426,434	5,412,628	5,206,017	5,195,334	5,104,021	5,072,584	4,738,934	4,740,461	5,023,938	5,129,217	5,100,940	4,727,534	4,869,429	5,182,281	5,097,031	5,183,757	5,113,037	5,090,014	5,142,290	4,860,842	5,000,000
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,959	44,759	41,928	42,087	40,956	40,180	40,696	38,239	36,089	37,753	37,082	34,694	33,942	32,397	29,234	29,750	31,480	31,837	30,780	28,789	27,602	27,366	25,757	26,065	24,037	26,008	24,919	23,493	26,010	27,219	24,312	26,375	26,996	30,708	29,609	30,839	33,839	33,170	33,081	30,516	32,288	31,161	30,305	28,545	28,974	27,209	26,842	26,787	26,888	25,635	23,163	23,920	25,067	22,773	21,195	20,316	19,010	16,559	18,484	19,840	19,447	18,886	18,068	17,573	17,580	17,758		17,381	16,255	17,366	16,632	16,222	15,629	14,316	15,702	15,531	17,110	17,054	16,161	15,714	15,566	14,891	14,843	15,213	15,625	14,626	14,520	14,094	13,592	13,375	13,154	12,831	12,831	12,537	12,261	12,120	11,651	11,286	11,147	10,858	11,152	11,103	11,145	10,629	10,672	10,463	10,545	9,873	9,881	10,509	10,693	10,637	9,814	10,094	10,761	10,433	10,594	10,429	10,405	10,501	9,841	10,000
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 43,110	42,918	40,204	40,356	39,271	38,528	39,022	36,666	34,605	36,200	35,557	33,267	32,546	31,064	28,032	28,527	30,186	30,528	29,514	27,605	26,467	26,241	24,697	24,993	23,048	24,938	23,894	22,527	24,941	26,099	23,312	25,290	25,886	29,445	28,392	29,571	32,447	31,806	31,720	29,261	30,960	29,879	29,059	27,371	27,782	26,090	25,738	25,685	25,782	24,581	22,211	22,936	24,036	21,836	20,323	19,481	18,228	15,878	17,724	19,024	18,647	18,110	17,325	16,850	16,857	17,028		16,666	15,586	16,651	15,948	15,555	14,986	13,727	15,056	14,892	16,406	16,352	15,496	15,068	14,926	14,279	14,232	14,587	14,983	14,024	13,923	13,514	13,033	12,825	12,613	12,303	12,303	12,021	11,756	11,622	11,172	10,822	10,689	10,411	10,694	10,646	10,687	10,192	10,233	10,032	10,111	9,467	9,475	10,077	10,254	10,199	9,410	9,679	10,318	10,004	10,158	10,000
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,495,932	4,475,872	4,192,845	4,208,706	4,095,556	4,018,029	4,069,595	3,823,888	3,608,892	3,775,291	3,708,185	3,469,388	3,394,249	3,239,685	2,923,435	2,975,027	3,148,031	3,183,748	3,077,973	2,878,945	2,760,225	2,736,637	2,575,669	2,606,460	2,403,696	2,600,819	2,491,855	2,349,321	2,601,037	2,721,879	2,431,234	2,637,518	2,699,606	3,070,776	2,960,940	3,083,897	3,383,866	3,317,002	3,308,064	3,051,576	3,228,795	3,116,100	3,030,526	2,854,517	2,897,394	2,720,894	2,684,156	2,678,669	2,688,833	2,563,501	2,316,350	2,392,006	2,506,679	2,277,315	2,119,460	2,031,612	1,901,014	1,655,911	1,848,383	1,984,007	1,944,737	1,888,650	1,806,816	1,757,251	1,758,007	1,775,797		1,738,068	1,625,472	1,736,552	1,663,191	1,622,171	1,562,923	1,431,572	1,570,166	1,553,085	1,711,015	1,705,361	1,616,051	1,571,425	1,556,648	1,489,149	1,484,257	1,521,301	1,562,531	1,462,564	1,451,987	1,409,353	1,359,175	1,337,518	1,315,399	1,283,125	1,283,067	1,253,707	1,226,073	1,212,035	1,165,141	1,128,635	1,114,730	1,085,772	1,115,237	1,110,277	1,114,514	1,062,905	1,067,159	1,046,271	1,054,473	987,260	988,144	1,050,930	1,069,337	1,063,670	981,367	1,009,418	1,076,074	1,043,265	1,059,369	1,042,895	1,040,490	1,050,103	984,113	1,000,000
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 12,545,950	12,489,973	11,700,181	11,744,444	11,428,697	11,212,357	11,356,252	10,670,604	10,070,654	10,534,992	10,347,732	9,681,368	9,471,689	9,040,379	8,157,878	8,301,847	8,784,616	8,884,286	8,589,119	8,033,729	7,702,440	7,636,618	7,187,434	7,273,358	6,707,542	7,257,614	6,953,550	6,555,806	7,258,225	7,595,435	6,784,386	7,360,025	7,533,281	8,569,037	8,262,538	8,605,649	9,442,717	9,256,131	9,231,192	8,515,457	9,009,990	8,695,514	8,456,718	7,965,563	8,085,211	7,592,686	7,490,169	7,474,857	7,503,221	7,153,479	6,463,801	6,674,919	6,994,917	6,354,874	5,914,377	5,669,236	5,304,800	4,620,839	5,157,935	5,536,394	5,426,810	5,270,299	5,041,942	4,903,629	4,905,738	5,000,000	$ 5,000,000
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,959	44,759	41,928	42,087	40,956	40,180	40,696	38,239	36,089	37,753	37,082	34,694	33,942	32,397	29,234	29,750	31,480	31,837	30,780	28,789	27,602	27,366	25,757	26,065	24,037	26,008	24,919	23,493	26,010	27,219	24,312	26,375	26,996	30,708	29,609	30,839	33,839	33,170	33,081	30,516	32,288	31,161	30,305	28,545	28,974	27,209	26,842	26,787	26,888	25,635	23,163	23,920	25,067	22,773	21,195	20,316	19,010	16,559	18,484	19,840	19,447	18,886	18,068	17,573	17,580	17,758		17,381	16,255	17,366	16,632	16,222	15,629	14,316	15,702	15,531	17,110	17,054	16,161	15,714	15,566	14,891	14,843	15,213	15,625	14,626	14,520	14,094	13,592	13,375	13,154	12,831	12,831	12,537	12,261	12,120	11,651	11,286	11,147	10,858	11,152	11,103	11,145	10,629	10,672	10,463	10,545	9,873	9,881	10,509	10,693	10,637	9,814	10,094	10,761	10,433	10,594	10,429	10,405	10,501	9,841	10,000
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 22,479,660	$ 22,379,362	$ 20,964,223	$ 21,043,532	$ 20,477,782	$ 20,090,146	$ 20,347,975	$ 19,119,441	$ 18,044,459	$ 18,876,454	$ 18,540,923	$ 17,346,942	$ 16,971,243	$ 16,198,427	$ 14,617,173	$ 14,875,136	$ 15,740,154	$ 15,918,741	$ 15,389,866	$ 14,394,725	$ 13,801,127	$ 13,683,186	$ 12,878,346	$ 13,032,302	$ 12,018,482	$ 13,004,093	$ 12,459,275	$ 11,746,603	$ 13,005,187	$ 13,609,396	$ 12,156,170	$ 13,187,592	$ 13,498,030	$ 15,353,882	$ 14,804,701	$ 15,419,483	$ 16,919,330	$ 16,585,008	$ 16,540,322	$ 15,257,878	$ 16,143,975	$ 15,580,502	$ 15,152,631	$ 14,272,585	$ 14,486,969	$ 13,604,470	$ 13,420,782	$ 13,393,345	$ 13,444,167	$ 12,817,505	$ 11,581,749	$ 11,960,028	$ 12,533,396	$ 11,386,575	$ 10,597,299	$ 10,158,059	$ 9,505,068	$ 8,279,556	$ 9,241,917	$ 9,920,035	$ 9,723,684	$ 9,443,248	$ 9,034,081	$ 8,786,255	$ 8,790,034	$ 8,878,985		$ 8,690,340	$ 8,127,360	$ 8,682,762	$ 8,315,954	$ 8,110,857	$ 7,814,613	$ 7,157,860	$ 7,850,828	$ 7,765,426	$ 8,555,073	$ 8,526,806	$ 8,080,256	$ 7,857,123	$ 7,783,242	$ 7,445,743	$ 7,421,284	$ 7,606,505	$ 7,812,653	$ 7,312,822	$ 7,259,934	$ 7,046,763	$ 6,795,876	$ 6,687,588	$ 6,576,993	$ 6,415,623	$ 6,415,336	$ 6,268,537	$ 6,130,367	$ 6,060,174	$ 5,825,707	$ 5,643,173	$ 5,573,651	$ 5,428,858	$ 5,576,184	$ 5,551,383	$ 5,572,568	$ 5,314,526	$ 5,335,797	$ 5,231,356	$ 5,272,366	$ 4,936,302	$ 4,940,722	$ 5,254,648	$ 5,346,683	$ 5,318,349	$ 4,906,835	$ 5,047,089	$ 5,380,371	$ 5,216,326	$ 5,296,846	$ 5,214,473	$ 5,202,450	$ 5,250,513	$ 4,920,563	$ 5,000,000